VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Equity Dividend Fund.
Post-Effective Amendment No. 23 to the
Registration Statement on Form N-1A
(Securities Act File No. 33-14517, Investment
Company Act No. 811-5178)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities
 Act of 1933, as amended (the "1933 Act"), Merrill Lynch
 Equity Dividend Fund, (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
 Information that would have been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 23, 2005.

Sincerely,

Merrill Lynch Equity Dividend Fund


/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of the Fund